--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.

                     RWB/DFA Two-Year Government Portfolio

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statement of Operations..........................................................................................          2
    Statements of Changes in Net Assets..............................................................................          3
    Financial Highlights.............................................................................................          4
    Notes to Financial Statements....................................................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA TWO-YEAR GOVERNMENT SERIES
    Schedule of Investments..........................................................................................          7
    Statement of Assets and Liabilities..............................................................................          8
    Statement of Operations..........................................................................................          9
    Statements of Changes in Net Assets..............................................................................         10
    Financial Highlights.............................................................................................         11
    Notes to Financial Statements....................................................................................      12-13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The DFA Two-Year Government Series of The DFA Investment Trust
    Company (Cost $111,918) at Value................................................  $    111,787
  Receivable for Fund Shares Sold...................................................            98
  Prepaid Expenses and Other Assets.................................................            50
                                                                                      ------------
        Total Assets................................................................       111,935
                                                                                      ------------
LIABILITIES:
  Payable for Investment Securities Purchased.......................................            53
  Payable for Fund Shares Redeemed..................................................            45
  Accrued Expenses..................................................................            29
                                                                                      ------------
        Total Liabilities...........................................................           127
                                                                                      ------------
NET ASSETS..........................................................................  $    111,808
                                                                                      ------------
                                                                                      ------------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000).........................    11,045,123
                                                                                      ------------
                                                                                      ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................  $      10.12
                                                                                      ------------
                                                                                      ------------
NET ASSETS CONSIST OF:
    Paid-In Capital.................................................................  $    110,634
    Undistributed Net Investment Income.............................................         1,529
    Accumulated Net Realized Loss...................................................          (224)
    Unrealized Depreciation of Investment Securities................................          (131)
                                                                                      ------------
        Total Net Assets............................................................  $    111,808
                                                                                      ------------
                                                                                      ------------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income from The DFA Investment Trust Company..........................  $   3,026
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          5
    Accounting & Transfer Agent Fees.....................................................         20
    Shareholder Services.................................................................         16
    Legal Fees...........................................................................          4
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         21
    Shareholders' Reports................................................................          7
    Directors' Fees and Expenses.........................................................          2
    Organization Costs...................................................................          3
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         80

    Less: Fees Waived and Expenses Reimbursed............................................         (3)
                                                                                           ---------

    Net Expenses.........................................................................         77
                                                                                           ---------

    NET INVESTMENT INCOME................................................................      2,949
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................       (222)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (488)
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES....................................................       (710)
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   2,239
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             JUNE 7
                                                              SIX MONTHS       TO
                                                              ENDED MAY     NOV. 30,
                                                               31, 1997       1996
                                                              ----------   ----------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................   $  2,949     $   2,583
    Net Realized Gain (Loss) on Investment Securities.......       (222)          504
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................       (488)          357
                                                              ----------   ----------
        Net Increase in Net Assets Resulting from
          Operations........................................      2,239         3,444
                                                              ----------   ----------

Distributions From:
    Net Investment Income...................................     (2,803)       (1,200)
    Net Realized Gains......................................       (506)           --
                                                              ----------   ----------
        Total Distributions.................................     (3,309)       (1,200)
                                                              ----------   ----------
Capital Share Transactions (1):
    Shares Issued...........................................     24,604       114,883
    Shares Issued in Lieu of Cash Distributions.............         18             3
    Shares Redeemed.........................................    (16,388)      (12,486)
                                                              ----------   ----------
        Net Increase From Capital Share Transactions........      8,234       102,400
                                                              ----------   ----------
        Total Increase......................................      7,164       104,644
NET ASSETS
    Beginning of Period.....................................    104,644            --
                                                              ----------   ----------
    End of Period...........................................   $111,808     $ 104,644
                                                              ----------   ----------
                                                              ----------   ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................      2,447        11,470
    Shares Issued in Lieu of Cash Distributions.............          2            --
    Shares Redeemed.........................................     (1,631)       (1,243)
                                                              ----------   ----------
                                                                    818        10,227
                                                              ----------   ----------
                                                              ----------   ----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  JUNE 7
                                                              SIX MONTHS            TO
                                                               ENDED MAY         NOV. 30,
                                                               31, 1997            1996
                                                              -----------       -----------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................    $  10.23          $   10.00
                                                              -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................        0.27               0.26
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................       (0.06)              0.10
                                                              -----------       -----------
  Total from Investment Operations..........................        0.21               0.36
                                                              -----------       -----------
LESS DISTRIBUTIONS
  Net Investment Income.....................................       (0.27)             (0.13)
  Net Realized Gains........................................       (0.05)                --
                                                              -----------       -----------
  Total Distributions.......................................       (0.32)             (0.13)
                                                              -----------       -----------
Net Asset Value, End of Period..............................    $  10.12          $   10.23
                                                              -----------       -----------
                                                              -----------       -----------
Total Return................................................        2.06%#             3.60%#

Net Assets, End of Period (thousands).......................    $111,808          $ 104,644
Ratio of Expenses to Average Net Assets (1).................        0.37%*(a)          0.38%*(a)
Ratio of Net Investment Income to Average Net Assets........        5.43%*(a)          5.81%*(a)
Portfolio Turnover Rate.....................................         N/A                N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996 would have been 0.38% and 0.41% and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996 would have been 5.42% and 5.78%.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (The "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which RWB/DFA Two-Year Government Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA Two-Year Government Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1997, the Portfolio owned 100% of the net assets of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment in the Series is valued based on its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of 0.03% of its average daily net assets. RWBAS waived this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation.............................  $      57
Gross Unrealized Depreciation.............................       (188)
                                                            ---------
Net.......................................................  $    (131)
                                                            ---------
                                                            ---------

E. LINE OF CREDIT

    In July, 1996, the Fund, together with other DFA-advised portfolio, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
U.S. TREASURY OBLIGATIONS -- (99.6%)
U.S. Treasury Notes
   5.500%, 11/15/98....................................  $     22,800  $ 22,621,018
   5.625%, 11/30/98....................................         1,000       993,860
   5.750%, 12/31/98....................................         9,000     8,956,619
   5.875%, 01/31/99....................................         3,000     2,988,689
   5.875%, 02/28/99....................................        42,000    41,814,360
   6.250%, 03/31/99....................................         2,000     2,002,840
   6.375%, 04/30/99....................................         3,000     3,009,090
   6.250%, 05/31/99....................................        27,000    27,014,850
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $109,532,049)...................................                 109,401,326
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/02/97
  (Collateralized by U.S. Treasury Notes 6.00%,
  08/15/99)
  (Cost $454,000)......................................           454       454,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $109,986,049)++....                $109,855,326
                                                                       ------------
                                                                       ------------
--------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investments at Value.................................................................  $ 109,855
  Cash.................................................................................          1

  Receivables
      Interest.........................................................................      1,020
      Investment Securities Sold.......................................................     27,842
      Fund Shares Sold.................................................................         53
  Prepaid Expenses and Other Assets....................................................         10
                                                                                         ---------
        Total Assets...................................................................    138,781
                                                                                         ---------
LIABILITIES:
  Payable for Investment Securities Purchased..........................................     26,970
  Accrued Expenses and Other Liabilities...............................................         22
                                                                                         ---------
        Total Liabilities..............................................................     26,992
                                                                                         ---------
NET ASSETS.............................................................................  $ 111,789
                                                                                         ---------
                                                                                         ---------
  Investments at Cost..................................................................  $ 109,986
                                                                                         ---------
                                                                                         ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest.............................................................................  $   3,147
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................         82
    Accounting & Transfer Agent Fees.....................................................         27
    Custodian's Fee......................................................................          7
    Legal Fees...........................................................................          1
    Audit Fees...........................................................................          1
    Shareholders' Reports................................................................          1
    Trustees' Fees and Expenses..........................................................          1
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................        121
                                                                                           ---------

    NET INVESTMENT INCOME................................................................      3,026
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................       (222)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (487)
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES....................................................       (709)
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   2,317
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                            JUNE 7
                                                                              SIX MONTHS      TO
                                                                               ENDED MAY   NOV. 30,
                                                                               31, 1997      1996
                                                                              -----------  ---------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................   $   3,026   $   2,648
    Net Realized Gain (Loss) on Investment Securities.......................        (222)        504
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities............................................................        (487)        357
                                                                              -----------  ---------
        Net Increase in Net Assets Resulting from Operations................       2,317       3,509
                                                                              -----------  ---------

Transactions in Interest:
    Contributions...........................................................      16,287     109,613
    Withdrawals.............................................................     (11,462)     (8,475)
                                                                              -----------  ---------
        Net Increase from Transactions in Interest..........................       4,825     101,138
                                                                              -----------  ---------
        Total Increase......................................................       7,142     104,647
NET ASSETS
    Beginning of Period.....................................................     104,647          --
                                                                              -----------  ---------
    End of Period...........................................................   $ 111,789   $ 104,647
                                                                              -----------  ---------
                                                                              -----------  ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                              FINANCIAL HIGHLIGHTS

                                                                                          JUNE 7
                                                                            SIX MONTHS      TO
                                                                             ENDED MAY   NOV. 30,
                                                                             31, 1997      1996
                                                                            -----------  ---------
                                                                            (UNAUDITED)
Net Asset Value, Beginning of Period......................................   $     N/A+  $     N/A+
                                                                            -----------  ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................................................          --          --
  Net Gains (Losses) on Securities (Realized and Unrealized)..............          --          --
                                                                            -----------  ---------
  Total from Investment Operations........................................          --          --
                                                                            -----------  ---------
LESS DISTRIBUTIONS
  Net Investment Income...................................................          --          --
  Net Realized Gains......................................................          --          --
                                                                            -----------  ---------
  Total Distributions.....................................................          --          --
                                                                            -----------  ---------
Net Asset Value, End of Period............................................   $     N/A+  $     N/A+
                                                                            -----------  ---------
                                                                            -----------  ---------
Total Return..............................................................         N/A+        N/A+

Net Assets, End of Period (thousands).....................................   $ 111,789   $ 104,647
Ratio of Expenses to Average Net Assets...................................        0.22%*      0.23%*
Ratio of Net Investment Income to Average Net Assets......................        5.58%*      5.95%*
Portfolio Turnover Rate...................................................      152.18%*    200.59%*

--------------

*  Annualized

+ Not applicable as The DFA Two-Year Government Series is organized as a partnership

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The DFA Two-Year Government Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of U.S. Government securities (amounts in thousands):

Purchases...............................................  $  86,750
Sales...................................................     79,916

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $      57
Gross Unrealized Depreciation.............................       (188)
                                                            ---------
Net.......................................................  $    (131)
                                                            ---------
                                                            ---------

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1997.